UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21309
                                                     ---------

             Advent Claymore Convertible Securities and Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                 1065 Avenue of the Americas, New York, NY 10018
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Robert White, Treasurer
                 1065 Avenue of the Americas, New York, NY 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 479-0675
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                    Date of reporting period: April 30, 2008
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


    SEMIANNUAL
        REPORT
April 30, 2008
   (Unaudited)
                                                              |
                                Advent Claymore Convertible   |   AVK
                                 Securities and Income Fund   |
                                                              |


Logo: ADVENT CAPITAL MANAGEMENT

Logo: Claymore (R)

AVK | Advent Claymore Convertible Securities and Income Fund

Fund SUMMARY | AS OF APRIL 30, 2008 (unaudited)

FUND STATISTICS
--------------------------------------------------------
Share Price                                       $23.44
Common Share Net Asset Value                      $24.78
Premium/Discount to NAV                           -5.41%
Net Assets Applicable to Common Shares ($000)   $583,216
--------------------------------------------------------



TOTAL RETURNS
--------------------------------------------------------
(INCEPTION 4/30/03)                 MARKET           NAV
--------------------------------------------------------
Six Month                           -2.03%        -8.12%
One Year                            -8.03%        -3.47%
Three Year                          10.75%         9.76%
Five Year                            8.51%        10.29%
Since Inception -average annual      8.51%        10.29%
--------------------------------------------------------


                                          % OF LONG-TERM
TOP TEN INDUSTRIES                           INVESTMENTS
--------------------------------------------------------
Pharmaceuticals                                    10.8%
Health Care Products and Services                   8.9%
Telecommunications                                  7.3%
Insurance                                           6.1%
Electronic Equipment and Components                 5.9%
Financial Services                                  5.8%
Utilities - Gas and Electric                        5.6%
Banking and Finance                                 4.9%
Computers - Software and Peripherals                4.7%
Oil and Gas                                         3.9%
--------------------------------------------------------


                                          % OF LONG-TERM
TOP TEN ISSUERS                              INVESTMENTS
--------------------------------------------------------
Watson Pharmaceuticals, Inc.                        2.6%
International Game Technology                       2.6%
Eastman Kodak Co.                                   2.5%
Intel Corp.                                         2.5%
Freeport-McMoRan Copper & Gold, Inc.                2.5%
New York Community Capital Trust V                  2.4%
NII Holdings, Inc.                                  2.1%
Allergan, Inc.                                      2.1%
Entergy Corp.                                       2.1%
Mylan, Inc.                                         2.1%
--------------------------------------------------------

Past performance does not guarantee future results. All portfolio data is subject to change daily. For more current information, please visit www.claymore.com. The above summaries are provided for informational purposes only and should not be viewed as recommendations.

Line Chart:
SHARE PRICE & NAV PERFORMANCE
SHARE PRICE      NAV
27.86            27.89
27.94            28.13
28.03            28.27
27.88            28.31
27.9             28.42
28               28.37
28.05            28.4
28.03            28.22
27.8             28.2
27.65            28.16
27.5             28.17
27.68            28.13
27.58            28.17
27.6             28.32
27.5             28.37
27.58            28.37
27.74            28.41
27.38            28.16
27.47            28.22
27.58            28.24
27.49            28.42
27.57            28.54
27.7             28.62
27.71            28.64
27.85            28.62
27.81            28.47
27.21            28.08
27.24            28.22
27.25            28.31
27.08            28.15
27.08            28.13
27.5             28.31
27.67            28.41
27.79            28.44
27.89            28.43
27.98            28.35
27.53            28.33
27.35            28.19
27.34            28.06
27.07            28.07
27.24            28.2
27.54            28.22
27.63            28.23
27.79            28.43
28.21            28.53
27.85            28.48
28.04            28.62
27.83            28.62
27.58            28.38
27.5             28.21
27.55            28.46
27.52            28.55
27.1             28.47
26.95            28.28
26.13            28.19
26.25            28.36
26.25            28.12
26.29            28.13
25.84            27.61
25.45            27.52
24.95            27.02
24.7             26.77
24.61            26.89
24.92            26.79
24.02            26.57
23               26.65
23.41            26.17
23.61            26.26
23.84            26.54
24.05            26.81
23.97            26.52
23.45            26.38
23.37            26.32
23.08            25.98
22.5             25.65
21.75            25.41
23.6             25.86
23.85            25.92
24               26
24.5             26.29
24.81            26.33
24.9             26.53
24.72            26.4
24.35            25.96
24.6             26.28
24.44            26.23
24.8             26.42
25.1             26.71
24.9             26.59
24.89            26.66
24.65            26.49
24.57            26.41
24.57            26.6
24.3             26.51
24.25            26.68
24.5             26.75
24.7             26.64
24.87            27.17
25.35            27.46
25.07            27.38
25.2             27.45
25.17            27.41
25.17            27.31
25.35            27.49
25.68            27.64
25.56            27.57
25.76            27.87
25.58            27.93
25.27            27.79
25.29            27.79
25.62            28.04
25.46            27.95
25.49            28.17
25.45            28.23
25.28            27.95
25.36            28.23
25.41            28.04
25.37            27.88
25.18            28.02
25.21            28.1
25.01            27.63
24.65            27.57
24.81            27.62
24.68            27.6
24.87            27.72
25.15            27.93
25.18            28.13
25.21            27.94
25.15            28.23
25.03            27.84
24.92            27.89
24.71            27.89
24.62            28.11
24.25            27.64
24.25            27.66
23.82            27.5
23.67            27.19
23.51            27.31
23.48            27.3
23.49            27.02
23.4             26.9
23.25            26.42
23.05            26.26
22.65            26.04
22.79            26.23
22.58            26
22.4             26.07
23               26.56
22.9             26.71
23.5             26.97
23.62            26.84
23.79            26.67
23.9             26.84
24.08            27.09
23.91            27.21
23.99            27.26
23.84            26.75
23.5             26.62
23.4             26.49
23.21            26.23
22.71            25.93
22.5             25.96
22.46            26
22.5             25.99
22.45            26.19
23.25            26.34
23.25            26.34
22.92            26.14
22.69            26.19
23.25            26.16
23.17            26.08
23.63            26.04
23.6             25.62
23.18            25.56
22.76            25.38
22.9             25.37
23.34            25.58
23.08            25.48
23.15            25.55
23.25            25.22
22.95            25.02
22.59            24.51
22.13            24.27
21.95            24.04
22.02            24.18
22.33            24.51
22.51            24.39
22.89            24.62
23.04            24.83
23.31            24.86
23.39            25.13
23.74            25.46
23.94            25.35
23.35            24.77
23.21            24.68
23               24.74
22.85            24.67
23.04            24.79
23.25            24.88
23.1             24.91
22.27            24.74
22.13            24.76
22.23            24.87
22.38            24.94
22.62            24.77
22.5             24.81
22.78            25.05
22.91            25.25
23.07            25.22
23               25.1
22.6             24.68
22.8             24.61
22.44            24.48
22.49            24.59
22.3             24.1
22.3             23.91
21.85            23.46
21.95            23.81
21.49            23.55
21.4             23.6
21.03            23.41
20.24            22.88
20.76            23.44
20.48            23.06
20.61            23.28
20.83            23.61
20.99            23.78
21.23            23.76
21.32            23.72
21.43            23.55
21.25            23.51
21.69            23.98
21.8             24.06
21.96            24.16
22.09            24.31
22.33            24.44
22.32            24.43
22.2             24.34
22.29            24.33
22.12            24.01
22.01            23.93
22.26            23.97
22.23            24.38
22.08            24.39
22.1             24.57
22.45            24.64
22.41            24.48
22.86            24.51
22.92            24.57
23.11            24.73
23.3             24.78
23.44            24.72
23.44            24.78

Bar Chart:
MONTHLY DIVIDENDS PER SHARE
May 07   0.1718
Jun      0.1718
Jul      0.1718
Aug      0.1718
Sep      0.1718
Oct      0.1718
Nov      0.1718
Dec*     0.2993
Jan 08   0.1718
Feb      0.1718
Mar      0.1718
Apr      0.1718

*Includes long-term capital gains distribution of $0.1275.

Pie Chart:
PORTFOLIO COMPOSITION (% of Total Investments)
Asset Class
-----------
Convertible Securities    80.4%
High Yield Securities     14.9%
Short-Term Investment      3.1%
Common Stock               1.1%
Term Loans                 0.5%

2 | Semiannual Report | April 30, 2008

AVK | Advent Claymore Convertible Securities and Income Fund

Portfolio of INVESTMENTS | APRIL 30, 2008 (unaudited)

NUMBER
OF SHARES                                                                     VALUE
-----------------------------------------------------------------------------------
            LONG-TERM INVESTMENTS - 138.9%

            CONVERTIBLE PREFERRED STOCKS - 54.1%

            ADVERTISING - 0.7%
   335,800  Interpublic Group Cos., Elf Special Financing Ltd.,
            3.15%, 2009 (Cayman Islands) (a)(b)                       $   3,986,800
-----------------------------------------------------------------------------------
            AIRLINES - 1.6%
   374,800  Continental Airlines Finance Trust II, 6.00%, 2030            9,206,025
-----------------------------------------------------------------------------------
            ALUMINUM, STEEL AND OTHER METALS - 3.4%
     3,500  Freeport-McMoRan Copper & Gold, Inc., Ser. B, 5.50%           8,619,625
    70,000  Freeport-McMoRan Copper & Gold, Inc., 6.75%, 2010            11,405,800
-----------------------------------------------------------------------------------
                                                                         20,025,425
-----------------------------------------------------------------------------------
            AUTOMOTIVE - 1.5%
   230,876  Ford Motor Co. Capital Trust II, 6.50%, 2032                  8,507,781
-----------------------------------------------------------------------------------
            BANKING AND FINANCE - 4.6%
     6,750  Bank of America Corp., Ser. L, 7.25%, 2049                    7,411,500
   402,200  New York Community Capital Trust V, 6.00%, 2051              19,607,250
-----------------------------------------------------------------------------------
                                                                         27,018,750
-----------------------------------------------------------------------------------
            COMMUNICATIONS EQUIPMENT - 3.4%
    19,900  Lucent Technologies Capital Trust I, 7.75%, 2017             15,124,000
   437,767  Merrill Lynch & Co., Inc., Ser. Motorola, 18.70%,
            2008 (a)(c)                                                   4,806,682
-----------------------------------------------------------------------------------
                                                                         19,930,682
-----------------------------------------------------------------------------------
            COMPUTERS - SOFTWARE AND PERIPHERALS - 0.9%
   260,010  Merrill Lynch & Co., Inc., Ser. Dell, Inc., 14.85%,
            2008 (a)(c)                                                   5,007,792
-----------------------------------------------------------------------------------
            DIVERSIFIED METALS AND MINING - 2.5%
   200,000  Vale Capital Ltd., Ser RIO,  5.50%, 2010 (Brazil) (c)        14,650,000
-----------------------------------------------------------------------------------
            ELECTRONIC EQUIPMENT AND COMPONENTS- 1.7%
   445,820  Wachovia Bank NA, Ser. Intel Corp., 8.00%, 2008 (a)(c)       10,157,028
-----------------------------------------------------------------------------------
            FINANCIAL SERVICES - 7.0%
    60,000  AMG Capital Trust II, 5.15%, 2037 (a)                         2,400,000
    65,000  Affiliated Managers Group, Inc., 5.10%, 2036                  2,831,563
   250,000  Affiliated Managers Group, Inc., 5.10%, 2036 (a)             10,890,625
    61,000  Citigroup, Inc., Ser. T, 6.50%, 2015                          3,181,150
       199  Fannie Mae, 5.375%, 2008 (d)                                 14,129,050
   100,000  Lazard Ltd., 6.625%, 2008 (Bermuda)                           3,243,000
     4,500  SLM Corp., Ser. C, 7.25%, 2010                                4,316,625
-----------------------------------------------------------------------------------
                                                                         40,992,013
-----------------------------------------------------------------------------------
            HEALTH CARE PRODUCTS AND SERVICES - 1.6%
     7,000  HealthSouth Corp, 6.50% (a)                                   5,794,250
   108,865  Lehman Brothers Holdings, Inc., Ser. Unitedhealth Group,
            Inc., 3.00%, 2008 (c)                                         3,575,126
-----------------------------------------------------------------------------------
                                                                          9,369,376
-----------------------------------------------------------------------------------
            INSURANCE - 7.6%
    12,000  Alleghany Corp., 5.75%, 2009                                  3,872,774
    70,000  Aspen Insurance Holdings, Ltd., Ser. AHL, 5.625% (Bermuda)    3,433,500
   136,000  Citigroup Funding, Inc., Ser. Genworth Financial, Inc.,
            5.807%, 2008 (b)(c)                                           3,259,920
   537,003  MetLife, Inc., Ser. B, 6.375%, 2008 (e)                      15,863,069
   100,000  Platinum Underwriters Holdings, Ltd., 6.00%, 2009 (Bermuda)   3,174,000
    70,000  Reinsurance Group of America, Equity Security Unit,
            5.75%, 2051                                                   4,834,375
   700,000  XL Capital Ltd., 7.00%, 2009 (Cayman Islands) (e)             9,849,000
-----------------------------------------------------------------------------------
                                                                         44,286,638
-----------------------------------------------------------------------------------
NUMBER
OF SHARES                                                                     VALUE
-----------------------------------------------------------------------------------
            MISCELLANEOUS CONSUMER DISCRETIONARY - 1.1%
   136,379  Avery Dennison Corp., 7.875%, 2010                        $   6,514,825
-----------------------------------------------------------------------------------
            OIL AND GAS - 0.5%
    24,375  Chesapeake Energy Corp., 4.50%, 2049                          3,138,281
-----------------------------------------------------------------------------------
            PHARMACEUTICALS - 5.3%
    18,000  Mylan, Inc., 6.50%, 2010                                     16,778,520
    78,291  Schering-Plough Corp., 6.00%, 2010                           14,133,874
-----------------------------------------------------------------------------------
                                                                         30,912,394
-----------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - 1.4%
   450,000  HRPT Properties Trust, Ser. D, 6.50%, 2049                    7,942,500
-----------------------------------------------------------------------------------
            TELECOMMUNICATIONS - 1.3%
   128,095  Crown Castle International Corp., 6.25%, 2012                 7,429,510
-----------------------------------------------------------------------------------
            TRANSPORTATION - 2.5%
   160,000  Bristow Group, Inc. 5.50%, 2009                              10,521,600
     2,500  Kansas City Southern, 5.125%, 2049                            4,073,750
-----------------------------------------------------------------------------------
                                                                         14,595,350
-----------------------------------------------------------------------------------
            UTILITIES - GAS AND ELECTRIC - 5.5%
    83,082  AES Trust VII, 6.00%, 2008                                    4,154,100
   250,660  Entergy Corp., 7.625%, 2009                                  16,849,365
    29,000  NRG Energy, Inc., 5.75%, 2009                                10,927,563
-----------------------------------------------------------------------------------
                                                                         31,931,028
-----------------------------------------------------------------------------------
            TOTAL CONVERTIBLE PREFERRED STOCKS - 54.1%
            (Cost $323,387,091)                                         315,602,198
-----------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                        VALUE
-----------------------------------------------------------------------------------
            CONVERTIBLE BONDS - 61.2%
            AIRLINES - 1.9%
$4,000,000  AMR Corp., B-, 4.50%, 2/15/24                             $   3,755,000
 9,500,000  JetBlue Airways Corp., CCC, 3.75%, 3/15/35                    7,006,250
-----------------------------------------------------------------------------------
                                                                         10,761,250
-----------------------------------------------------------------------------------
            AUTOMOTIVE - 2.3%
18,750,000  General Motors Corp., Ser. B, B-, 5.25%, 3/06/32             13,222,500
-----------------------------------------------------------------------------------
            BANKING AND FINANCE - 2.2%
 2,900,000  Boston Private Financial Holdings, Inc., NR, 3.00%, 7/15/27   2,599,125
 4,250,000  National City Corp., A, 4.00%, 2/01/11                        3,607,188
 7,000,000  PrivateBancorp, Inc., NR, 3.625%, 3/15/27                     6,571,250
-----------------------------------------------------------------------------------
                                                                         12,777,563
-----------------------------------------------------------------------------------
            BIOTECHNOLOGY - 1.5%
 8,000,000  Genzyme Corp., BBB+, 1.25%, 12/01/23                          8,910,000
-----------------------------------------------------------------------------------
            COMMERCIAL SERVICES - 2.1%
 9,000,000  Quanta Services, Inc., BB, 3.75%, 4/30/26                    12,273,750
-----------------------------------------------------------------------------------
            COMPUTER SERVICES - 1.5%
 9,000,000  Electronic Data Systems Corp., BBB-, 3.875%, 7/15/23          8,876,250
-----------------------------------------------------------------------------------
            COMPUTERS - SOFTWARE AND PERIPHERALS - 4.5%
12,000,000  Novell, Inc., NR, 0.50%, 7/15/24                             11,445,000
15,000,000  Red Hat, Inc., BB-, 0.50%, 1/15/24                           15,018,750
-----------------------------------------------------------------------------------
                                                                         26,463,750
-----------------------------------------------------------------------------------
            DIVERSIFIED METALS AND MINING  - 2.4%
11,250,000  Peabody Energy Corp., B, 4.75%, 12/15/41                     13,950,000
-----------------------------------------------------------------------------------

See notes to financial statements.

                                          Semiannual Report | April 30, 2008 | 3


AVK | Advent Claymore Convertible Securities and Income Fund |
PORTFOLIO OF INVESTMENTS (unaudited) continued
PRINCIPAL
AMOUNT                                                                        VALUE
-----------------------------------------------------------------------------------
            ELECTRONIC EQUIPMENT AND COMPONENTS - 4.8%
$8,000,000  Fairchild Semiconductor International, Inc., B+,
            5.00%, 11/01/08                                           $   7,980,000
10,000,000  Intel Corp., A-, 2.95%, 12/15/35                              9,975,000
10,000,000  Vishay Intertechnology, Inc., B+, 3.625%, 8/01/23            10,000,000
-----------------------------------------------------------------------------------
                                                                         27,955,000
-----------------------------------------------------------------------------------
            FINANCIAL SERVICES - 0.7%
 4,743,000  CompuCredit Corp., NR, 3.625%, 5/30/25                        1,873,485
 2,500,000  Countrywide Financial Corp., BB+, 0.00%, 4/15/37 (b)          2,325,000
-----------------------------------------------------------------------------------
                                                                          4,198,485
-----------------------------------------------------------------------------------
            HEALTH CARE PRODUCTS AND SERVICES - 8.7%
 6,000,000  Advanced Medical Optics, Inc., B-, 1.375%, 7/01/25            5,025,000
15,500,000  Allergan, Inc., A, 1.50%, 4/01/26                            17,146,875
 9,000,000  Gilead Sciences, Inc., NR, 0.50%, 5/01/11                    12,847,500
            Medtronic, Inc., AA-
 3,000,000  1.50%, 4/15/11                                                3,108,750
12,000,000  1.625%, 4/15/13                                              12,480,000
-----------------------------------------------------------------------------------
                                                                         50,608,125
-----------------------------------------------------------------------------------
            INSURANCE - 0.8%
 5,000,000  Prudential Financial, Inc., A+, 0.50125%, 12/12/36 (b)        4,876,500
-----------------------------------------------------------------------------------
            INTERNET - 0.9%
 5,000,000  Amazon.com, Inc., B+, 4.75%, 2/01/09                          5,481,250
-----------------------------------------------------------------------------------
            LEISURE AND ENTERTAINMENT - 4.1%
 3,000,000  Carnival Corp., A-, 2.00%, 4/15/21 (Panama)                   3,292,500
21,000,000  International Game Technology, BBB, 2.60%, 12/15/36          20,658,750
-----------------------------------------------------------------------------------
                                                                         23,951,250
-----------------------------------------------------------------------------------
            OIL AND GAS- 2.0%
 8,000,000  Chesapeake Energy Corp., BB, 2.75%, 11/15/35                 11,750,000
-----------------------------------------------------------------------------------
            PHARMACEUTICALS - 9.6%
 7,000,000  Cubist Pharmaceuticals, Inc., NR, 2.25%, 6/15/13 (e)          6,527,500
 4,000,000  Invitrogen Corp., NR, 3.25%, 6/15/25                          4,615,000
12,500,000  Omnicare, Inc., B+, 3.25%, 12/15/35                           8,703,125
13,000,000  Teva Pharmaceutical Finance Co. BV, Ser. D, BBB+,
            1.75%, 2/01/26 (Israel)                                      14,852,500
22,000,000  Watson Pharmaceuticals, Inc., BB+, 1.75%, 3/15/23            21,450,000
-----------------------------------------------------------------------------------
                                                                         56,148,125
-----------------------------------------------------------------------------------
            PHOTO EQUIPMENT & SUPPLIES - 3.5%
21,000,000  Eastman Kodak Co., B, 3.375%, 10/15/33                       20,370,000
-----------------------------------------------------------------------------------
            TELECOMMUNICATIONS - 4.8%
 5,000,000  Amdocs Ltd., BBB, 0.50%, 3/15/24 (Guernsey)                   4,981,250
            Level 3 Communications, Inc., CCC
 4,000,000  6.00%, 9/15/09                                                3,760,000
 2,000,000  6.00%, 3/15/10                                                1,710,000
            NII Holdings, Inc., NR
10,000,000  3.125%, 6/15/12 (a)                                           8,400,000
10,500,000  3.125%, 6/15/12                                               8,820,000
-----------------------------------------------------------------------------------
                                                                         27,671,250
-----------------------------------------------------------------------------------
            TRANSPORTATION - 0.9%
 2,000,000  Excel Maritime Carriers Ltd., NR, 1.875%, 10/15/27
            (Liberia) (a)                                                 1,675,000
 3,789,000  YRC Worldwide, Inc., B+, 5.00%, 8/08/23                       3,348,528
-----------------------------------------------------------------------------------
                                                                          5,023,528
-----------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                        VALUE
-----------------------------------------------------------------------------------
            UTILITIES--GAS AND ELECTRIC - 0.9%
$5,000,000  Nabors Industries, Inc., BBB+, 0.94%, 5/15/11             $   5,293,750
-----------------------------------------------------------------------------------
            WASTE MANAGEMENT - 1.1%
 6,900,000  Allied Waste Industries, Inc., B+, 4.25%, 4/15/34             6,399,750
-----------------------------------------------------------------------------------
            TOTAL CONVERTIBLE BONDS - 61.2%
            (Cost $349,959,376)                                         356,962,076
-----------------------------------------------------------------------------------

            CORPORATE BONDS - 21.3%
            ADVERTISING - 0.3%
 1,500,000  Interpublic Group of Cos., Inc., B+, 7.25%, 8/15/11           1,477,500
-----------------------------------------------------------------------------------
            AUTO PARTS AND EQUIPMENT - 0.8%
 4,500,000  Tenneco, Inc., B+, 8.125%, 11/15/15 (a)                       4,635,000
-----------------------------------------------------------------------------------
            BUILDING PRODUCTS - 0.6%
 4,175,000  U.S. Concrete, Inc., B, 8.375%, 4/01/14                       3,402,625
-----------------------------------------------------------------------------------
            COMMUNICATIONS EQUIPMENT - 0.9%
 5,166,000  Superior Essex Communications LLC/Essex Group, Inc., BB-,
            9.00%, 4/15/12                                                5,127,255
-----------------------------------------------------------------------------------
            COMMUNICATIONS, MEDIA AND ENTERTAINMENT - 2.2%
 2,000,000  Cablevision Systems Corp., B+, 8.00%, 4/15/12                 2,000,000
 2,900,000  EchoStar DBS Corp., BB-, 6.625%, 10/01/14                     2,842,000
 5,000,000  Mediacom LLC, B-, 9.50%, 1/15/13                              4,887,500
 3,000,000  Rainbow National Services LLC, BB, 8.75%, 9/01/12 (a)         3,101,250
-----------------------------------------------------------------------------------
                                                                         12,830,750
-----------------------------------------------------------------------------------
            COMPUTERS - SOFTWARE AND PERIPHERALS - 1.1%
 6,000,000  SunGard Data Systems, Inc., B-, 10.25%, 8/15/15               6,405,000
-----------------------------------------------------------------------------------
            DIVERSIFIED OPERATIONS  - 1.1%
 6,000,000  Leucadia National Corp., BB+, 8.125%, 9/15/15                 6,150,000
-----------------------------------------------------------------------------------
            ELECTRONIC EQUIPMENT AND COMPONENTS - 1.6%
 7,684,000  Freescale Semiconductor, Inc., B-, 8.875%, 12/15/14           6,800,340
 4,000,000  Spansion, LLC, B, 11.25%, 1/15/16 (a)                         2,580,000
-----------------------------------------------------------------------------------
                                                                          9,380,340
-----------------------------------------------------------------------------------
            FINANCIAL SERVICES - 0.3%
 2,000,000  JPMorgan Chase & Co., A, 7.90%, 04/29/49                      2,043,986
-----------------------------------------------------------------------------------
            FOOD, BEVERAGE AND TOBACCO - 0.3%
 2,000,000  Vector Group Ltd., NR, 11.00%, 8/15/15 (a)                    2,030,000
-----------------------------------------------------------------------------------
            HEALTH CARE PRODUCTS AND SERVICES - 1.5%
 2,500,000  Axcan Intermediate Holdings, Inc., B-, 12.75%, 3/01/16 (a)    2,458,500
 6,100,000  Hanger Orthopedic Group, Inc., CCC+, 10.25%, 6/01/14          6,283,000
-----------------------------------------------------------------------------------
                                                                          8,741,500
-----------------------------------------------------------------------------------
            OFFICE EQUIPMENT - 0.6%
 3,500,000  Xerox Capital Trust I, BB+, 8.00%, 2/01/27                    3,500,662
-----------------------------------------------------------------------------------
            OIL AND GAS - 1.3%
 4,500,000  CCS, Inc., B- 11.00%, 11/15/15 (Canada) (a)                   4,044,600
 3,000,000  Williams Cos., Inc., BB+, 8.125%, 3/15/12                     3,300,000
-----------------------------------------------------------------------------------
                                                                          7,344,600
-----------------------------------------------------------------------------------
            PACKAGING AND CONTAINERS - 0.9%
 2,000,000  Jefferson Smurfit Corp., B-, 8.25%, 10/01/12                  1,830,000
 3,500,000  Smurfit-Stone Container Enterprises, Inc., B-,
            8.375%, 7/01/12                                               3,220,000
-----------------------------------------------------------------------------------
                                                                          5,050,000
-----------------------------------------------------------------------------------

See notes to financial statements.

4 | Semiannual Report | April 30, 2008


AVK | Advent Claymore Convertible Securities and Income Fund |
PORTFOLIO OF INVESTMENTS (unaudited) continued
PRINCIPAL
AMOUNT                                                                        VALUE
-----------------------------------------------------------------------------------
            PUBLISHING - 0.6%
            Dex Media West, BB-
$1,000,000  8.50%, 8/15/10                                            $     987,500
 2,940,000  9.875%, 8/15/13                                               2,778,300
-----------------------------------------------------------------------------------
                                                                          3,765,800
-----------------------------------------------------------------------------------
            RETAIL - SPECIALTY STORES - 0.4%
 2,500,000  Simmons Bedding Co., B, 7.875%, 1/15/14                       2,218,625
-----------------------------------------------------------------------------------
            TELECOMMUNICATIONS - 4.2%
 5,000,000  Alamosa Delaware, Inc., BB, 8.50%, 1/31/12                    4,638,265
 4,500,000  Broadview Networks Holdings, Inc., CCC+, 11.375%, 9/01/12     4,320,000
 7,673,000  Centennial Cellular Co., B, 10.125%, 6/15/13                  8,037,467
 5,000,000  Level 3 Financing, Inc., CCC+, 12.25%, 3/15/13                5,062,500
 2,240,000  PanAmSat Corp., BB-, 9.00%, 8/15/14                           2,270,800
-----------------------------------------------------------------------------------
                                                                         24,329,032
-----------------------------------------------------------------------------------
            TRANSPORTATION - 0.5%
 3,500,000  USF Corp., B+, 8.50%, 4/15/10                                 3,220,000
-----------------------------------------------------------------------------------
            TRAVEL SERVICES - 0.7%
 4,500,000  Travelport LLC, B, 9.875%, 9/01/14                            4,370,625
-----------------------------------------------------------------------------------
            UTILITIES- GAS AND ELECTRIC- 1.4%
 8,000,000  Texas Competitive Electric Holdings Co., LLC, CCC,
            10.25%, 11/01/15 (a)                                          8,380,000
-----------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS - 21.3%
            (Cost $125,854,719)                                         124,403,300
-----------------------------------------------------------------------------------

NUMBER
OF SHARES                                                                     VALUE
-----------------------------------------------------------------------------------
            COMMON STOCKS - 1.6%

            OIL AND GAS - 1.6%
   121,300  Enerplus Resources Fund - Income Trust (Canada)           $   5,435,676
   141,468  Harvest Energy Trust - Income Trust (Canada)                  3,138,114
    20,000  Vermillion Energy Trust - Income Trust (Canada)                 787,807
-----------------------------------------------------------------------------------
            (Cost $9,425,461)                                             9,361,597
-----------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                        VALUE
-----------------------------------------------------------------------------------
            TERM LOANS (FUNDED) - 0.7%
$3,950,000  HCA, Inc., Term Loan B, 7.08%, 11/16/13, NR (b)
            (Cost $3,994,716)                                         $   3,757,627
-----------------------------------------------------------------------------------
            TOTAL LONG-TERM INVESTMENTS - 138.9%
            (Cost $812,621,363)                                         810,086,798
-----------------------------------------------------------------------------------
NUMBER
OF SHARES                                                                     VALUE
-----------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS - 4.4%

            MONEY MARKET FUND - 4.4%
25,926,681  Goldman Sachs Financial Prime Obligations
            (Cost $25,926,681)                                        $  25,926,681
-----------------------------------------------------------------------------------
            TOTAL INVESTMENTS - 143.3%
            (Cost $838,548,044)                                         836,013,479
            Other assets in excess of liabilities - 3.8%                 22,202,421
            Preferred Stock, at redemption value - (-47.1% of Net Assets
            Applicable to Common Shareholders or
            -32.9% of Total Investments)                               (275,000,000)
-----------------------------------------------------------------------------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%     $ 583,215,900
===================================================================================

LLC - Limited Liability Corp.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities amounted to 13.8% of net assets.

(b)  Floating rate security. The rate shown is as of April 30, 2008.

(c) Synthetic Convertible - A synthetic convertible security is either a bond or preferred security structured by an investment bank that provides exposure to a specific company's common stock.

(d) Pursuant to a securities lending agreement, the Fund loaned all or a portion of these securities having an aggregate fair value of approximately $14.1 million and received as collateral readily marketable securities with an aggregate fair value of approximately $14.4 million.

(e) All or portion of these securities have been physically segregated in connection with swap agreements.

Ratings shown are per Standard & Poor's and are unaudited. Securities classified as NR are not rated by Standard & Poor's.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

See notes to financial statements.

                                          Semiannual Report | April 30, 2008 | 5

AVK | Advent Claymore Convertible Securities and Income Fund

Statement of ASSETS AND LIABILITIES | APRIL 30, 2008 (unaudited)

ASSETS
   Investments in securities, at value (cost $838,548,044)                                        $836,013,479
   Cash                                                                                              5,333,795
   Restricted cash                                                                                     604,119
   Foreign currency, at value (cost $40,387)                                                            40,602
   Receivable for securities sold                                                                   18,343,115
   Interest receivable                                                                               5,542,622
   Dividends receivable                                                                              2,721,504
   Unrealized appreciation on forward currency exchange contracts                                       10,285
   Other assets                                                                                         10,948
--------------------------------------------------------------------------------------------------------------
      Total assets                                                                                 868,620,469
--------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable for securities purchased                                                                  8,251,835
   Net unrealized depreciation on swaps                                                              1,162,766
   Advisory fee payable                                                                                295,307
   Dividends payable - preferred shares                                                                256,446
   Servicing fee payable                                                                                86,855
   Accrued expenses and other liabilities                                                              351,360
--------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                             10,404,569
--------------------------------------------------------------------------------------------------------------
PREFERRED STOCK, AT REDEMPTION VALUE
   Auction Market Preferred Shares
   $0.001 par value per share; 11,000 authorized, issued and outstanding at $25,000 per share
   liquidation preference                                                                          275,000,000
--------------------------------------------------------------------------------------------------------------
                                                                                                  $583,215,900
==============================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
   Common Stock, $0.001 par value per share; unlimited number of shares authorized,
   23,531,322 shares issued and outstanding                                                       $     23,531
   Additional paid-in capital                                                                      557,964,956
   Net unrealized depreciation on investments, swaps and foreign currency translation               (3,640,426)
   Accumulated net realized gain on investments, swaps and foreign currency transactions            34,040,486
   Undistributed net investment income                                                              (5,172,647)
--------------------------------------------------------------------------------------------------------------
Net Assets Applicable to Common Shareholders                                                      $583,215,900
==============================================================================================================
NET ASSET VALUE APPLICABLE TO COMMON SHAREHOLDERS
   (based on 23,531,322 common shares outstanding)                                                $      24.78
==============================================================================================================

See notes to financial statements.

6 | Semiannual Report | April 30, 2008

AVK | Advent Claymore Convertible Securities and Income Fund

Statement of OPERATIONS | FOR THE SIX MONTHS ENDED APRIL 30, 2008 (unaudited)

INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $87,341)                      $ 12,476,437
   Interest                                                                        8,510,636
   Securities lending income (net of foreign withholding tax credits of $8,817)      346,317
---------------------------------------------------------------------------------------------------------------
      Total income                                                                                $  21,333,390
---------------------------------------------------------------------------------------------------------------
EXPENSES
   Advisory fee                                                                    2,336,443
   Servicing agent fee                                                               908,617
   Preferred share maintenance                                                       363,913
   Professional fees                                                                  91,052
   Printing                                                                           86,984
   Trustees' fees and expenses                                                        80,174
   Fund accounting                                                                    79,241
   Administration fee                                                                 70,617
   Custodian                                                                          55,075
   Insurance                                                                          39,925
   ICI dues                                                                           15,383
   NYSE listing fee                                                                   10,738
   Transfer agent                                                                      9,744
   Rating agency fee                                                                   5,662
   Miscellaneous                                                                       7,656
---------------------------------------------------------------------------------------------------------------
      Total expenses                                                                                  4,161,224
   Advisory and Servicing agent fees waived                                                            (865,349)
---------------------------------------------------------------------------------------------------------------
      Net expenses                                                                                    3,295,875
---------------------------------------------------------------------------------------------------------------
      NET INVESTMENT INCOME                                                                          18,037,515
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
   SWAPS AND FOREIGN CURRENCY TRANSACTIONS:
   Net realized gain (loss) on:
      Investments                                                                                    35,332,779
      Swaps                                                                                             (54,239)
      Foreign currency transactions                                                                     418,401
   Net change in unrealized appreciation (depreciation) on:
      Investments                                                                                  (100,053,992)
      Swaps                                                                                            (813,149)
      Foreign currency translation                                                                      (66,976)
---------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCY TRANSACTIONS         (65,237,176)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME AND REALIZED GAINS                (6,633,866)
---------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS            $ (53,833,527)
===============================================================================================================

See notes to financial statements.
                                          Semiannual Report | April 30, 2008 | 7

AVK | Advent Claymore Convertible Securities and Income Fund

Statement of CHANGES IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS |

                                                                           FOR THE SIX MONTHS            FOR THE
                                                                         ENDED APRIL 30, 2008         YEAR ENDED
                                                                                  (UNAUDITED)   OCTOBER 31, 2007
----------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS:
   Net investment income                                                        $ 18,037,515      $ 45,710,140
   Net realized gain on investments, swaps and foreign currency transactions      35,696,941        22,996,632
   Net change in unrealized appreciation (depreciation) on investments,
   swaps and foreign currency translation                                       (100,934,117)       39,775,644
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
   From and in excess of net investment income                                    (4,895,544)      (12,201,859)
   From net realized gains                                                        (1,738,322)       (2,568,713)
----------------------------------------------------------------------------------------------------------------
                                                                                  (6,633,866)      (14,770,572)
----------------------------------------------------------------------------------------------------------------
   Net increase/decrease in net assets applicable to Common Shareholders
   resulting from operations                                                     (53,833,527)       93,711,844
----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   From and in excess of net investment income                                   (19,507,854)      (48,853,828)
   From net realized gains                                                        (7,748,476)      (11,762,566)
----------------------------------------------------------------------------------------------------------------
   Total dividends and distributions to common shareholders                      (27,256,330)      (60,616,394)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Reinvestment of dividends                                                              --         3,827,474
----------------------------------------------------------------------------------------------------------------
      Total increase/decrease in net assets                                      (81,089,857)       36,922,924
----------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
   Beginning of period                                                           664,305,757       627,382,833
----------------------------------------------------------------------------------------------------------------
   End of period (including undistributed net investment income/(loss)
   of ($5,172,647) and $1,193,236 respectively)                                 $583,215,900      $664,305,757
================================================================================================================

See notes to financial statements.

8 | Semiannual Report | April 30, 2008

AVK | Advent Claymore Convertible Securities and Income Fund
Financial HIGHLIGHTS |

                                                                                                                    FOR THE PERIOD
                                                     FOR THE SIX                                                         APRIL 30,
                                                    MONTHS ENDED      FOR THE      FOR THE      FOR THE      FOR THE       2003(a)
PER SHARE OPERATING PERFORMANCE                        APRIL 30,   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED       THROUGH
FOR A SHARE OF COMMON STOCK OUTSTANDING                     2008  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
THROUGHOUT THE PERIOD                                (UNAUDITED)         2007         2006         2005         2004          2003
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $  28.23     $  26.82     $  25.69     $  26.10     $  26.14(b)  $  23.88(b)
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (c)                               0.77         1.94         1.99         2.33         2.41         0.93
   Net realized and unrealized gain/loss on investments,
      swaps and foreign currency transactions             (2.78)        2.68         2.28         0.10         0.08         2.28
DIVIDENDS TO PREFERRED SHAREHOLDERS:
   From and in excess of net investment income
   (common share equivalent basis)                        (0.21)       (0.52)       (0.56)       (0.35)       (0.15)       (0.03)
   From net realized gains (common share
   equivalent basis)                                      (0.07)       (0.11)          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
   Total preferred distributions (common share
   equivalent basis)                                      (0.28)       (0.63)       (0.56)       (0.35)       (0.15)       (0.03)
------------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                       (2.29)        3.99         3.71         2.08         2.34         3.18
------------------------------------------------------------------------------------------------------------------------------------
COMMON AND PREFERRED SHARES' OFFERING EXPENSES CHARGED
TO PAID-IN-CAPITAL IN EXCESS OF PAR VALUE                    --           --          --*           --        (0.05)       (0.06)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   From and in excess of net investment income            (0.83)       (2.08)       (2.58)       (2.49)       (2.15)       (0.86)
   Net realized gain                                      (0.33)       (0.50)          --           --        (0.18)          --
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions to
      Common Shareholders                                 (1.16)       (2.58)       (2.58)       (2.49)       (2.33)       (0.86)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $  24.78     $  28.23     $  26.82     $  25.69     $  26.10     $  26.14
====================================================================================================================================
MARKET VALUE, END OF PERIOD                            $  23.44     $  25.15     $  27.03     $  23.62     $  25.41     $  24.95
====================================================================================================================================
TOTAL INVESTMENT RETURN (D)
   Net asset value                                        -8.12%       15.63%       15.15%        8.14%        8.93%       13.29%
   Market value                                           -2.03%        2.48%       26.86%        2.52%       11.44%        3.40%
RATIOS AND SUPPLEMENTAL DATA
Net assets, applicable to Common Shareholders,
end of period (thousands)                              $583,216     $664,306     $627,383     $599,998     $609,455     $610,415
Preferred shares, at redemption value ($25,000 per share
   liquidation preference) (thousands)                 $275,000     $275,000     $275,000     $275,000     $275,000     $215,000
Preferred shares asset coverage per share              $ 78,020     $ 85,391     $ 82,035     $ 79,545     $ 80,405     $ 95,978
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHARES:
   Net Expenses, after fee waiver                          1.12%(e)     1.08%        1.12%        1.12%        1.05%        0.88%(e)
   Net Expenses, before fee waiver                         1.41%(e)     1.37%        1.41%        1.41%        1.33%        1.12%(e)
   Net Investment Income, after fee waiver,
   prior to effect of dividends to preferred shares        6.09%(e)     7.09%        7.62%        8.90%        9.07%        7.51%(e)
   Net Investment Income, before fee waiver,
   prior to effect of dividends to preferred shares        5.80%(e)     6.80%        7.33%        8.61%        8.79%        7.27%(e)
   Net Investment Income, after fee waiver,
   after effect of dividends to preferred shares           3.85%(e)     4.80%        5.49%        7.56%        8.49%        7.28%(e)
   Net Investment Income, before fee waiver,
   after effect of dividends to preferred shares           3.56%(e)     4.51%        5.20%        7.27%        8.21%        7.04%(e)
RATIOS TO AVERAGE MANAGED ASSETS: (F)
   Net Expenses, after fee waiver                          0.76%(e)     0.76%        0.77%        0.77%        0.75%        0.73%(e)
   Net Expenses, before fee waiver                         0.96%(e)     0.96%        0.97%        0.97%        0.95%        0.93%(e)
   Net Investment Income, after fee waiver,
   prior to effect of dividends to preferred shares        4.17%(e)     4.97%        5.26%        6.14%        6.44%        6.27%(e)
   Net Investment Income, before fee waiver, prior
   to effect of dividends to preferred shares              3.97%(e)     4.77%        5.06%        5.94%        6.24%        6.07%(e)
Portfolio turnover rate                                      33%          76%          81%          64%         112%          34%

*    Represents less than $0.01.

(a)  Commencement of operations.

(b) Before reimbursement of offering expenses charged to capital during the period.

(c)  Based on average shares outstanding during the period.

(d) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value ("NAV") or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund's Dividend Reinvestment Plan for market value returns. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f) Managed assets are equal to net assets applicable to Common Shareholders plus outstanding leverage such as the liquidation value of preferred shares.

See notes to financial statements.

                                          Semiannual Report | April 30, 2008 | 9

AVK | Advent Claymore Convertible Securities and Income Fund

Notes to FINANCIAL STATEMENTS | (unaudited)


Note 1 - ORGANIZATION:

Advent Claymore Convertible Securities and Income Fund (the "Fund") was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.


Note 2 - ACCOUNTING POLICIES:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund.

(A) VALUATION OF INVESTMENTS

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

(B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(C) CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange realized gain or loss resulting from the holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends or interest actually received compared to the amount shown in a Fund's accounting records on the date of receipt is shown as net realized gains or losses on foreign currency transactions in the Fund's Statement of Operations.

Foreign exchange unrealized gain or loss on assets and liabilities, other than investments, is shown as unrealized appreciation (depreciation) on foreign currency translation in the Fund's Statement of Operations.

(D) SWAPS

A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates and/or credit risk or to generate income. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Total return swap agreements involve commitments to receive (and pay) interest over a floating rate (LIBOR) based on a notional amount. To the extent the total return of the security (price changes, interest paid/received, rebate earned on collateral posted by the Fund) is positive, the Fund will receive a payment from the counterparty (or if negative, make a payment to the counterparty). The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund's basis in the swap and the proceeds of the closing transaction, including any fees. During the period that


l0 | Semiannual Report | April 30, 2008

AVK | Advent Claymore Convertible Securities and Income Fund |
NOTES TO FINANCIAL STATEMENTS (unaudited) continued


the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement. The swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Realized gain (loss) upon termination of swap contracts is recorded on the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) of swap contracts. Net periodic payments received by the Fund are included as part of realized gains (losses) and, in the case of accruals for periodic payments, are included as part of unrealized appreciation (depreciation) on the Statement of Operations.

(E) SECURITIES LENDING

The Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. During the six months ended April 30, 2008, the Fund maintained a securities lending agreement with Lehman Brothers acting as the counterparty. Pursuant to the lending agreement, the Fund has the right to sell the security or terminate the loan at any time upon proper notice to Lehman Brothers. The Fund does not have the right to sell or repledge the collateral received from Lehman Brothers, except in the case of default. As of April 30, 2008, the Fund loaned securities with a fair value of approximately $14.1 million and received as collateral securities with a fair value of approximately $14.4 million. The collateral received was in the form of U.S. Treasury Bonds with maturities ranging from August 2020 to August 2028.

(F) CONCENTRATION OF RISK

It is the Fund's policy to invest a significant portion of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes in their underlying securities. Consequently, this exposes the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

(G) DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and pays monthly dividends to common shareholders. These dividends consist of investment company taxable income, which generally includes qualified dividend income, ordinary income and short-term capital gains. Any net realized long-term gains are distributed annually to common shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.


Note 3 - INVESTMENT MANAGEMENT AGREEMENT, SERVICING AGREEMENT AND OTHER
AGREEMENTS:

Pursuant to the Investment Management Agreement (the "Agreement") between the Fund and Advent Capital Management, LLC, the Fund's investment adviser (the "Advisor"), the Advisor is responsible for the daily management for the Fund's portfolio of investments, which includes buying and selling securities for the Fund, as well as investment research. The Advisor will receive an annual fee from the Fund based on the average value of the Fund's Managed Assets, which includes the amount from the issuance of the Preferred Shares. In addition, subject to the approval of the Fund's Board of Trustees, a pro rata portion of the salaries, bonuses, health insurance, retirement benefits and similar employment costs for the time spent on Fund operations (other than the provision of services required under the Agreement) of all personnel employed by the Advisor who devote substantial time to Fund operations may be reimbursed by the Fund to the Advisor. For the six months ended April 30, 2008, the Advisor was not reimbursed by the Fund for these items. The annual fee will be determined as follows:

(a) If the average value of the Fund's Managed Assets (calculated monthly) is greater than $250 million, the fee will be a maximum amount equal to 0.54% of the average value of the Fund's Managed Assets. In addition, the Advisor has agreed to waive receipt of a portion of the management fee or other expenses of the Fund in the amount of 0.115% of the average value of the Managed Assets for the first five years of the Fund's operations. Effective May 1, 2008, the Advisor agreed to waive receipt of a portion of the management fee or other expenses of the Fund in the amount of 0.065% of the average value of the Managed Assets for an additional two years.


                                         Semiannual Report | April 30, 2008 | l1

AVK | Advent Claymore Convertible Securities and Income Fund |
NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Pursuant to a Servicing Agreement between the Fund and Claymore Securities, Inc., the Fund's servicing agent (the "Servicing Agent"), the Servicing Agent will act as servicing agent to the Fund. The Servicing Agent will receive an annual fee from the Fund, which will be based on the average value of the Fund's Managed Assets. The fee will be determined as follows:

(a) If the average value of the Fund's Managed Assets (calculated monthly) is greater than $250 million, the fee will be a maximum amount equal to 0.21% of the average value of the Fund's Managed Assets. In addition, the Servicing Agent has agreed to waive receipt of a portion of the servicing fee of the Fund in the amount of 0.085% of the average value of the Managed Assets for the first five years of the Fund's operations. Effective May 1, 2008, the Servicing Agent agreed to waive receipt of a portion of the servicing fee of the Fund in the amount of 0.065% of the average value of the Managed Assets for an additional two years.

The fee waivers of the Advisor and the Servicing Agent are contractual commitments of more than one year and are not subject to recoupment.

The Bank of New York Mellon ("BNY") acts as the Fund's custodian, accounting agent, administrator and transfer agent. As custodian, BNY is responsible for the custody of the Fund's assets. As accounting agent and administrator, BNY is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Fund.

Certain officers and trustees of the Fund are also officers and directors of the Advisor or Servicing Agent. The Fund does not compensate its officers or trustees who are officers of the aforementioned firms.


Note 4 - FEDERAL INCOME TAXES:

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

At April 30, 2008, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding swap agreements are as follows:

     COST OF                                      NET TAX   NET TAX UNREALIZED
 INVESTMENTS     GROSS TAX      GROSS TAX      UNREALIZED         DEPRECIATION
     FOR TAX UNREALIZED UNREALIZED DEPRECIATION ON DERIVATIVES AND PURPOSES APPRECIATION DEPRECIATION ON INVESTMENTS FOREIGN CURRENCY
------------------------------------------------------------------------------
$840,195,768   $49,866,056  $(54,048,345)    $(4,182,289)         $(1,146,027)

The differences between book basis and tax basis unrealized appreciation/(depreciation) are attributable to the tax deferral of losses on wash sales and income adjustments for tax purposes on certain convertible securities and swaps.

For the year ended October 31, 2007, the tax character of distributions paid of $53,996,821 was ordinary income, and $21,390,145 was long-term capital gain.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated the implication of FIN 48 and has determined it does not have any impact on the financial statements as of April 30, 2008.

Tax years for 2004, 2005, 2006 and 2007 are still subject to examination by major jurisdictions.


Note 5 - INVESTMENTS IN SECURITIES AND SWAPS:

For the six months ended April 30, 2008, purchases and sales of investments, other than short-term securities, were $277,108,542 and $320,864,273, respectively.


12 | Semiannual Report | April 30, 2008

AVK | Advent Claymore Convertible Securities and Income Fund |
NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund entered into total return and credit default swap agreements during the six months ended April 30, 2008 to generate additional income. As of April 30, 2008, the Fund had swaps with a total notional value of $41,404,435 outstanding. Details of the swap agreements outstanding as of April 30, 2008 were as follows:

TOTAL RETURN SWAP AGREEMENTS
                                                                                                NOTIONAL       PAYING     UNREALIZED
                                                                                   TERMINATION    AMOUNT     FLOATING  APPRECIATION/
COUNTERPARTY          UNDERLYING TERM LOANS                                               DATE     (000)         RATE (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.  Bausch & Lomb, US LIBOR+3.25%, due 04/26/15                   07/01/2008    $3,377         3.43%    $ (96,250)
JPMorgan Chase & Co.  CCS International                                             07/01/2008     5,220 (a)       --            --
JPMorgan Chase & Co.  CVC Holdings, Inc., US LIBOR+1.75%, due 11/11/14              07/01/2008     2,358         3.43%      (62,125)
JPMorgan Chase & Co.  Celanese Holdings LLC, US LIBOR+1.75%, due 04/06/11           07/01/2008     1,911         3.43%      (45,664)
JPMorgan Chase & Co.  Community Health Systems, Inc., US LIBOR+2.25%, due 07/25/14  07/01/2008     2,198         3.43%      (78,902)
JPMorgan Chase & Co.  Energy Future Holdings, US LIBOR+3.50%, due 10/10/14          07/01/2008     5,226         3.43%     (162,785)
JPMorgan Chase & Co.  General Motors Corp., US LIBOR+2.75%, due 11/29/13            07/01/2008     1,846         3.43%      (81,476)
JPMorgan Chase & Co.  Hertz Corp., US LIBOR+1.75%, due 12/21/12                     07/01/2008     2,375         3.43%      (94,847)
JPMorgan Chase & Co.  Idearc, Inc., US LIBOR+2.00%, due 11/17/14                    07/01/2008     1,003         3.43%     (180,688)
JPMorgan Chase & Co.  Mac Gen LLC, US LIBOR+2.25%, due 02/22/12                     07/01/2008     6,449         3.43%       20,750
JPMorgan Chase & Co.  Mac Gen LLC, US LIBOR+7.50%, due 02/15/15                     07/01/2008     3,095         3.43%       31,008
JPMorgan Chase & Co.  Virgin Media Inc., GP LIBOR+1.75%, due 01/17/25               07/01/2008     4,630         5.88%      121,771
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(629,208)
------------------------------------------------------------------------------------------------------------------------------------

CREDIT DEFAULT SWAP AGREEMENT
                                                                                 NOTIONAL       PAYING        UNREALIZED
                                                   BUY/SELL      TERMINATION       AMOUNT     FLOATING     APPRECIATION/
COUNTERPARTY           UNDERLYING TERM LOANS     PROTECTION             DATE        (000)         RATE    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.   AMR Corp.                       Sell       03/20/2013        1,716        8.80%      $  (533,558)
------------------------------------------------------------------------------------------------------------------------
                                                                                                            $(1,162,766)
------------------------------------------------------------------------------------------------------------------------

(a)  Not settled as of April 30, 2008.

For each swap noted, the Fund pays a floating rate and receives the total return of the underlying asset. The market value of the swaps outstanding reflects the current receivable and payable for the floating rate and fixed rate, which may have different payment dates.


Note 6 - DERIVATIVES:

At April 30, 2008, the following forward exchange currency contracts were outstanding:

SHORT CONTRACTS                              LOCAL CURRENCY VALUE   UNREALIZED APPRECIATION (US$)
-------------------------------------------------------------------------------------------------
Canadian Dollar, 526,087 expiring 5/02/08               $ 522,387                        $ 10,285
-------------------------------------------------------------------------------------------------

Note 7 - CAPITAL:

COMMON SHARES

The Fund has an unlimited amount of common shares, $0.001 par value, authorized and 23,531,322 issued and outstanding. In connection with the Fund's dividend reinvestment plan, the Fund issued 0 shares during the six months ended April 30, 2008, and 141,118 shares during the year ended October 31, 2007. At April 30, 2008, Advent Capital Management LLC, the Fund's investment adviser, owned 6,583 shares of the Fund.

PREFERRED SHARES

On June 19, 2003, the Fund's Board of Trustees authorized the issuance of Auction Market Preferred Shares ("AMPS"), as part of the Fund's leverage strategy. AMPS issued by the Fund have seniority over the common shares.

On July 24, 2003, the Fund issued 2,150 shares of Series M7, 2,150 shares of Series T28, 2,150 shares of Series W7 and 2,150 shares of Series TH28, each with a liquidation value of $25,000 per share plus accrued dividends. In addition, on March 16, 2004, the Fund issued 1,200 shares of Series F7 and 1,200 shares of Series W28 each with a liquidation value of $25,000 per share plus accrued dividends.


                                         Semiannual Report | April 30, 2008 | l3

AVK | Advent Claymore Convertible Securities and Income Fund |
NOTES TO FINANCIAL STATEMENTS (unaudited) continued


Dividends are accumulated daily at a rate set through an auction process. Beginning February 13, 2008, the auction process resulted in a failed auction. Provisions in the offering documents of the Fund's AMPS provide a mechanism to set a maximum rate in the event of a failed auction, and thus, investors in the Fund's AMPS will continue to be entitled to receive payment for holding these AMPS. This maximum rate is determined based upon a multiple of or a spread to LIBOR, whichever is greater. Distributions of net realized capital gains, if any, are made annually.

For the six months ended April 30, 2008, the annualized dividend rates ranged from:

                       HIGH                   LOW             AT APRIL 30, 2008
-------------------------------------------------------------------------------
Series M7             5.75%                 3.85%                         4.01%
Series T28            6.19%                 3.97%                         3.97%
Series W7             5.60%                 3.94%                         4.08%
Series W28            5.65%                 3.93%                         4.15%
Series TH28           5.75%                 3.95%                         4.14%
Series F7             5.60%                 4.00%                         4.04%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.


Note 8 - INDEMNIFICATIONS:

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.


Note 9 - SUBSEQUENT EVENT:

Subsequent to April 30, 2008, the Fund declared on May 1, 2008 and June 2, 2008, monthly dividends to common shareholders of $0.1718 per common share. These dividends are payable on May 30, 2008 and June 30, 2008 to shareholders of record on May 15, 2008 and June 13, 2008 respectively.

On March 11, 2008, the Board of Trustees approved Claymore Advisors, LLC to replace BNY as the Fund Administration Agent effective May 1, 2008.


Note 10 - ACCOUNTING PRONOUNCEMENTS:

In September 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosure will be required about the inputs used to develop measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivatives instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of April 30, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.


l4 | Semiannual Report | April 30, 2008

AVK | Advent Claymore Convertible Securities and Income Fund

Supplemental INFORMATION | (unaudited)


FEDERAL INCOME TAX INFORMATION

In January 2009, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2008.


TRUSTEES

The Trustees of the Advent Claymore Convertible Securities and Income Fund and their principal occupations during the past five years:

                                                                                                    NUMBER OF FUNDS
                                                                                                    IN FUND
NAME, ADDRESS, YEAR       TERM OF OFFICE*  PRINCIPAL OCCUPATIONS DURING                             COMPLEX**        OTHER
OF BIRTH AND POSITION(S)  AND LENGTH OF    THE PAST FIVE YEARS AND                                  OVERSEEN BY      DIRECTORSHIPS
HELD WITH REGISTRANT      TIME SERVED      OTHER AFFILIATIONS                                       TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Daniel Black+             Since 2005       Partner, the Wicks Group of Cos., LLC (2003-present).      3              Director of
Year of birth: 1960                        Formerly, Managing Director and Co-head of the Merchant                   Penn Foster
Trustee                                    Banking Group at BNY Capital Markets, a division of The                   Education
                                           Bank of New York Co., Inc. (1998-2003).                                   Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Randall C. Barnes++       Since 2005       Investor (2001-present). Formerly, Senior Vice             41             None.
Year of birth: 1951                        President, Treasurer (1993-1997), President, Pizza Hut
Trustee                                    International (1991-1993) and Senior Vice President,
                                           Strategic Planning and New Business Development
                                           (1987-1990) of PepsiCo, Inc. (1987-1997).
------------------------------------------------------------------------------------------------------------------------------------
Derek Medina+             Since 2003       Senior Vice President, Business Affairs at ABC News        3              Director of
Year of birth: 1966                        (2008-present). Vice President, Business Affairs and                      Young Scholar's
Trustee                                    News Planning at ABC News (2003-2008). Formerly,                          Institute.
                                           Executive Director, Office of the President at ABC News
                                           (2000-2003). Former Associate at Cleary Gottlieb
                                           Steen & Hamilton (law firm) (1995-1998). Former
                                           associate in Corporate Finance at J.P. Morgan/Morgan
                                           Guaranty (1988-1990).
------------------------------------------------------------------------------------------------------------------------------------
Ronald A. Nyberg++        Since 2003       Partner of Nyberg & Cassioppi, LLC., a law firm            44             None.
Year of birth: 1953                        specializing in corporate law, estate planning and
Trustee                                    business transactions (2000-present). Formerly,
                                           Executive Vice President, General Counsel and Corporate
                                           Secretary of Van Kampen Investments (1982-1999).
------------------------------------------------------------------------------------------------------------------------------------
Gerald L. Seizert, CFP+   Since 2003       Chief Executive Officer of Seizert Capital Partners,       3              Former
Year of birth: 1952                        LLC, where he directs the equity disciplines of the                       Director
Trustee                                    firm and serves as a co-manager of the firmhedge fund,                    of Loomis,
                                           Proper Associates, LLC (2000-present). Formerly,                          Sayles and
                                           Co-Chief Executive (1998-1999) and a Managing Partner                     Co., L.P.
                                           and Chief Investment Officer-Equities of Munder Capital
                                           Management, LLC (1995-1999). Former Vice President and
                                           Portfolio Manager of Loomis, Sayles & Co., L.P.
                                           (asset manager) (1984-1995). Former Vice President and
                                           Portfolio Manager at First of America Bank (1978-1984).
------------------------------------------------------------------------------------------------------------------------------------
Michael A. Smart+         Since 2003       Managing Partner, Cordova, Smart & Williams, LLC,          3              Director,
Year of birth: 1960                        Advisor First Atlantic Capital Ltd., (2001-present).                      Country Pure
Trustee                                    Formerly, a Managing Director in Investment Banking-The                   Foods.
                                           Private Equity Group (1995-2001) and a Vice President                     Chairman,
                                           in Investment Banking-Corporate Finance (1992-1995) at                    Board of
                                           Merrill Lynch & Co. Founding Partner of The Carpediem                     Directors,
                                           Group, (1991-1992). Associate at Dillon, Read and Co.                     Berkshire
                                           (investment bank) (1988-1990).                                            Blanket, Inc.
                                                                                                                     President and
                                                                                                                     Chairman, Board
                                                                                                                     of Directors,
                                                                                                                     Sqwincher
                                                                                                                     Holdings.
                                                                                                                     Director,
                                                                                                                     Sprint
                                                                                                                     Industrial
                                                                                                                     Holdings.
                                                                                                                     Co-chairman,
                                                                                                                     Board of
                                                                                                                     Directors,
                                                                                                                     H2O Plus.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Tracy V. Maitland+0       Since 2003       President of Advent Capital Management, LLC, which he      3              None.
Year of birth: 1960                        founded in 1995. Prior to June, 2001, President of
Trustee, President and                     Advent Capital Management, a division of Utendahl
Chief Executive Officer                    Capital.
------------------------------------------------------------------------------------------------------------------------------------
Nicholas Dalmaso++00      Since 2003       Formerly, Senior Managing Director and Chief               44             None.
Year of Birth: 1965                        Administrative Officer (2007-2008) and General
Trustee                                    Counsel (2001-2007) of Claymore Advisors, LLC and
                                           Claymore Securities, Inc. Formerly, Assistant General
                                           Counsel, John Nuveen and Company Inc. (1999-2000).
                                           Former Vice President and Associate General Counsel of
                                           Van Kampen Investments, Inc. (1992-1999).
------------------------------------------------------------------------------------------------------------------------------------

+ Address for all Trustees noted: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018.

++   Address for all Trustees noted: 2455 Corporate West Drive, Lisle, IL 60532.

* After a Trustee's initial term, each Trustee is expected to serve a three-year term concurrent with the class of Trustees for which he serves:

     - Messrs. Seizert, Medina and Barnes, as Class I Trustees, are expected to stand for re-election at the Fund's 2010 annual meeting of shareholders.

     - Messrs. Smart, Nyberg and Black, as Class II Trustees, are expected to stand for re-election at the Fund's 2008 annual meeting of shareholders.

     - Messrs. Maitland and Dalmaso, as a Class III Trustees, are expected to stand for re-election at the Fund's 2009 annual meeting of shareholders.

** The Claymore Fund Complex consists of U.S. registered investment companies advised or serviced by Claymore Advisors, LLC or Claymore Securities, Inc. The Claymore Fund Complex is overseen by multiple Boards of Trustees.

0 Mr. Maitland is an "interested person" (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Advent Capital Management, LLC, the Fund's Advisor.

00 Mr. Dalmaso is an "interested person" (as defined in section 2(a)(19) of the 1940 Act) of the Fund as a result of his position as an officer (through May 13, 2008) of and his equity ownership in the Fund's Servicing Agent and certain of its affiliates.


                                         Semiannual Report | April 30, 2008 | 15

AVK | Advent Claymore Convertible Securities and Income Fund |
SUPPLEMENTAL INFORMATION (unaudited) continued


OFFICERS
The Officers of the Advent Claymore Convertible Securities and Income Fund and their principal occupations during the past five years:

NAME, ADDRESS*, YEAR OF BIRTH AND   TERM OF OFFICE** AND    PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
POSITION(S) HELD WITH REGISTRANT    LENGTH OF TIME SERVED   AND OTHER AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
F. Barry Nelson                     Since 2003              Co-Portfolio Manager at Advent Capital Management, LLC (June 2001-
at Year of birth: 1943                                      present). Prior to June 2001, Mr. Nelson held the same position Advent
Vice President and                                          Capital Management, a division of Utendahl Capital.
Assistant Secretary
------------------------------------------------------------------------------------------------------------------------------------
Robert White                        Since 2005              Chief Financial Officer, Advent Capital Management, LLC (July 2005-
Year of birth: 1965                                         present). Previously, Vice President, Client Service Manager, Goldman
Treasurer and                                               Sachs Prime Brokerage (1997-2005).
Chief Financial Officer
------------------------------------------------------------------------------------------------------------------------------------
Rodd Baxter                         Since 2003              General Counsel, Advent Capital Management, LLC (2002-present).
Year of birth: 1950                                         Formerly, Director and Senior Counsel, SG Cowen Securities Corp.
Secretary and                                               (1998-2002).
Chief Compliance Officer
------------------------------------------------------------------------------------------------------------------------------------

* Address for all Officers: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018

** Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.


l6 | Semiannual Report | April 30, 2008

AVK | Advent Claymore Convertible Securities and Income Fund

Dividend Reinvestment PLAN | (unaudited)

Unless the registered owner of common shares elects to receive cash by contacting the Plan Administrator, all dividends declared on common shares of the Fund will be automatically reinvested by The Bank of New York Mellon (the "Plan Administrator"), Administrator for shareholders in the Fund's Dividend Reinvestment Plan (the "Plan"), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder's common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a "Dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants' accounts, depending upon the circumstances described below, either
(i) through receipt of additional unissued but authorized common shares from the Fund ("Newly Issued Common Shares") or (ii) by purchase of outstanding common shares on the open market ("Open-Market Purchases") on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant's account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York Mellon, Attention: Stock Transfer Department, 101 Barclay 11E, New York, NY 10286, Phone Number: (866) 488-3559.


                                         Semiannual Report | April 30, 2008 | 17

AVK | Advent Claymore Convertible Securities and Income Fund

Investment Management
AGREEMENT CONTRACT RE-APPROVAL | (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Advent Claymore Convertible Securities and Income Fund (the "Fund"), including a majority of the Trustees who have no direct or indirect interest in the investment management agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Trustees"), are required to annually review and re-approve the terms of the Fund's existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the investment management agreement (the "Management Agreement") with Advent Capital Management, LLC ("Advent") for the Fund.

More specifically, at a meeting held on March 11, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Advent and the re-approval of the Advisory Agreement.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by Advent under the Investment Management Agreement. The Board reviewed and analyzed the responses of Advent to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees which included, among other things, information about the background and experience of the senior management and the expertise of, and amount of attention devoted to the Funds by, personnel of Advent. In this regard, the Board specifically reviewed the qualifications, background and responsibilities of the officers primarily responsible for day-to-day portfolio management services for the Fund.

The Board evaluated the ability of Advent, including its resources, reputation and other attributes, to attract and retain highly qualified investment professionals, including research, advisory and supervisory personnel. In this connection, the Board considered information regarding the compensation structures for the personnel of Advent involved in the management of the Fund.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Advent.

FUND PERFORMANCE AND EXPENSES

The Board considered the most recent one year, three-month and year-to-date performance results for the Fund. They also considered these results in comparison to the performance results of a group of other closed-end funds that were determined to be the most similar to the Fund (a "Peer Group").

The Board received and considered statistical information regarding the Fund's total expense ratio (based on net assets applicable to common shares) and its various components. It also considered comparisons of these expenses to the expense information for the Fund's Peer Group.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Investment Management Agreement.

INVESTMENT MANAGEMENT FEE RATES

The Board reviewed and considered the contractual investment management fee rate for the Fund ("Management Agreement Rate") payable by the Fund to Advent for investment management services. In addition, the Board reviewed and considered all fee waiver arrangements applicable to the Management Agreement Rate and considered the Management Agreement Rate after taking all applicable waivers into account (the "Net Management Rate").

Additionally, the Board received and considered information comparing the Management Agreement Rate (on a stand-alone basis exclusive of service fee/administrative fee rates) with those of the other funds in the Peer Group. The Board concluded that the fees were fair and equitable based on relevant factors, including the Fund's performance results and total expenses ranking relative to its Peer Group.

PROFITABILITY

The Board received and considered an estimated profitability analysis of Advent based on the Net Management Rate. The Board concluded that, in light of the costs of providing investment management services to the Fund, the profits and other ancillary benefits that Advent received with regard to providing these services to the Fund were not unreasonable.

ECONOMIES OF SCALE

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board concluded that the opportunity to benefit from economies of scale was diminished in the context of closed-end funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Advent to its other clients.

After considering the above-described factors and based on the deliberations and its evaluation of the information provided to them, the Board concluded that re-approval of the Investment Management Agreement was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously re-approved the Management Agreement.


18 | Semiannual Report | April 30, 2008

AVK |  Advent Claymore Convertible Securities and Income Fund

Fund INFORMATION |


BOARD OF TRUSTEES
Randall C. Barnes

Daniel Black

Nicholas Dalmaso*

Tracy V. Maitland**
Chairman

Derek Medina

Ronald A. Nyberg

Gerald L. Seizert

Michael A. Smart

* Trustee is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, as a result of his position as an officer (through May 13, 2008) of and his equity ownership in the Servicing Agent and certain of its affiliates.

** Trustee is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended.

OFFICERS

Tracy V. Maitland
President and Chief Executive Officer

F. Barry Nelson
Vice President and Assistant Secretary

Robert White
Treasurer and Chief Financial Officer

Rodd Baxter
Secretary and Chief Compliance Officer

INVESTMENT MANAGER
Advent Capital Management, LLC
New York, New York

SERVICING AGENT
Claymore Securities, Inc.
Lisle, Illinois

ADMINISTRATOR (THROUGH
APRIL 30, 2008), CUSTODIAN
AND TRANSFER AGENT
The Bank of New York Mellon
New York, New York

ADMINISTRATOR (EFFECTIVE MAY 1, 2008)
Claymore Advisors, LLC
Lisle, Illinois

PREFERRED STOCK-
DIVIDEND PAYING AGENT
The Bank of New York Mellon
New York, New York

LEGAL COUNSEL
Skadden, Arps, Slate,
Meagher & Flom LLP
New York, New York

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
New York, New York


PRIVACY PRINCIPLES OF THE FUND

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about its shareholders to employees of the Fund's investment advisor and its affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

QUESTIONS CONCERNING YOUR SHARES OF ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND?

     o    If your shares are held in a Brokerage Account, contact your Broker.

     o If you have physical possession of your shares in certificate form, contact the Fund's Custodian and Transfer Agent: The Bank of New York Mellon, 101 Barclay 11E, New York, NY 10286; (866) 488-3559.

This report is sent to shareholders of Advent Claymore Convertible Securities and Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 274-2227.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 274-2227 or by accessing the Fund's Form N-PX on the U.S. Securities & Exchange Commission's ("SEC") website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC website at http://www.sec.gov. The Fund's Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or at http://www.sec.gov.

In October 2007, the Fund submitted a CEO annual certification to the New York Stock Exchange ("NYSE") in which the Fund's principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE's Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund's principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund's disclosure controls and procedures and internal control over financial reporting.


                                         Semiannual Report | April 30, 2008 | 19

ADVENT CAPITAL MANAGEMENT, LLC
1065 Avenue of the Americas
New York, New York 10018


                                                                        AVK
                                                                       LISTED
                                                                       NYSE(R)

                                                                     AVK-SAR-408

ITEM 2. CODE OF ETHICS.

Not applicable for a semi-annual reporting period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for a semi-annual reporting period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for a semi-annual reporting period.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for a semi-annual reporting period.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for a semi-annual reporting period.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable for a semi-annual reporting period.

(b) There has been no change, as of the date of this filing, in the Portfolio Manager identified in response to paragraph (a)(1) of this Item in the registrant's most recent annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certification of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

(a)(3) Not Applicable.

(b) Certification of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) of the Investment Company Act of 1940.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advent Claymore Convertible Securities and Income Fund

By:    /s/ Tracy V. Maitland
       -------------------------------------------------------------------------

Name:  Tracy V. Maitland

Title: President and Chief Executive Officer

Date:  July 3, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Tracy V. Maitland
       -------------------------------------------------------------------------

Name:  Tracy V. Maitland

Title: President and Chief Executive Officer

Date:  July 3, 2008


By:    /s/ Robert White
       -------------------------------------------------------------------------

Name:  Robert White

Title: Treasurer and Chief Financial Officer

Date:  July 3, 2008